T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

July 31, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 106.4%
ALABAMA 3.7%
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49	200	213
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51	235	235
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53	330	345
		793
ALASKA 0.8%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	170
		170
ARIZONA 3.8%
Chandler IDA, Series 2022-2, VRDN, 5.00%, 9/1/52 (1)	265	273
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	529
		802
CALIFORNIA 6.7%
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	445
California School Finance Auth., Series A, 5.00%, 7/1/27 (2)	100	103
California School Finance Auth., Series A, 5.00%, 7/1/28 (2)	100	104
California Statewide CDA, Series A, 5.00%, 5/15/30	215	223
California Statewide CDA, Series A, 5.00%, 9/2/39	330	346
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (1)	205	209
		1,430
COLORADO 4.3%
Colorado, Series A, GO, 5.00%, 9/1/31	545	580
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62	165	170
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58	160	171
		921
CONNECTICUT 4.0%
Connecticut, Series A, 5.00%, 7/1/39	750	854
		854
DELAWARE 6.4%
Delaware HFA, Beebe Medical Centre, 5.00%, 6/1/31	375	388
Kent County, Series A, 5.00%, 7/1/32	375	384
University of Delaware, VRDN, 4.05%, 11/1/35	600	600
		1,372
DISTRICT OF COLUMBIA 1.0%
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (1)	195	212
		212
FLORIDA 5.8%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	265	283
Florida Dev. Fin., Series A, 5.00%, 2/15/31	200	203
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (1)(3)	500	550

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	200
		1,236
GEORGIA 9.8%
Atlanta Department of Aviation, Series C, 5.00%, 7/1/29 (1)	500	533
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health System, 5.00%, 10/15/30	250	275
Georgia, Series A-2, GO, 5.00%, 2/1/32	500	521
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54	510	543
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/30	205	219
		2,091
HAWAII 2.6%
City & County of Honolulu, Series A, GO, 5.00%, 7/1/42	500	562
		562
IDAHO 4.5%
Idaho HFA, Series A, 5.00%, 3/1/30	410	443
Idaho HFA, Series D, 5.50%, 12/1/26	500	509
		952
ILLINOIS 5.1%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (1)	220	233
Chicago O'Hare Int'l Airport, Series A, 5.00%, 1/1/33	165	171
Illinois, Series A, GO, 5.00%, 10/1/30	215	228
Illinois, Series B, GO, 5.00%, 10/1/32	425	450
		1,082
INDIANA 1.2%
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	255
		255
KENTUCKY 0.5%
Kentucky Public Energy Auth., Series A-1, VRDN, 5.00%, 5/1/55	100	106
		106
MARYLAND 9.6%
Baltimore County Metropolitan District Bonds, GO, 5.00%, 2/1/42	500	566
Maryland CDA, Series B, 3.00%, 9/1/34	50	46
Maryland CDA, Series A, 1.75%, 3/1/30	495	424
Washington Suburban Sanitary Commission, Series A, BAN, VRDN, 4.00%, 6/1/27	1,000	1,000
		2,036
MISSOURI 1.8%
HEFA of Missouri, Mercy Health, Series A, 5.00%, 6/1/28	365	388
		388
NEW HAMPSHIRE 2.3%
New Hampshire HEFA, Series B, VRDN, 3.30%, 6/1/40	500	500
		500

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
NEW JERSEY 5.4%
New Jersey EFA, Series A, 5.00%, 7/1/25	50	51
New Jersey HCFFA, Series A, 5.00%, 7/1/33	550	574
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	500	532
		1,157
NEW YORK 2.7%
Metropolitan Transportation Auth., Series C1, 5.00%, 11/15/24	375	377
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (1)	200	200
		577
PENNSYLVANIA 0.9%
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (1)	185	190
		190
PUERTO RICO 2.3%
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	250	245
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	253	251
		496
SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, 5.00%, 5/1/32	110	115
		115
TENNESSEE 0.9%
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	184
		184
TEXAS 7.2%
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	391
North Texas Tollway Auth., Second Tier, Series A, 5.00%, 1/1/34	500	502
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	80
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (1)	160	172
Texas Private Activity Bond Surface Transportation, Blueridge Transportation Group, 5.00%, 12/31/40 (1)	100	101
Texas Transportation Commission, Central Texas Turnpike, Series A, 5.00%, 8/15/39	265	286
		1,532
VIRGINIA 7.3%
Fairfax County Water Auth. Revenue, 4.00%, 4/1/42	500	508
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	190	197
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	325	280
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (1)	200	199
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (1)	170	181
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (1)	190	184
		1,549

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
WASHINGTON 5.3%
Port of Seattle, Series A, 5.00%, 5/1/33 (1)	285	294
Washington, Series A, GO, 5.00%, 8/1/42	750	845
		1,139
Total Municipal Securities (Cost $22,622)		22,701
Total Investments 106.4% of Net Assets (Cost $22,622)		$22,701
Other Assets Less Liabilities (6.4%)		(1,372)
Net Assets 100.0%		$21,329

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $207 and represents 1.0% of net assets.
(3)	When-issued security.

BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
IDA	Industrial Development Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Intermediate Municipal Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On July 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1133-054Q3
07/24